SHARE CAPITAL (Detail Textuals) - USD ($)			1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 07, 2017	Oct. 12, 2016	Aug. 29, 2016	Jun. 29, 2016	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Capital [Line Items]
Preferred stock, shares authorized					1,000,000	1,000,000	1,000,000
Preferred stock, par value (in dollars per share)					$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued					0	0	0
Preferred stock, shares outstanding					0	0	0
Common stock, shares issued					8,126,583	6,585,333	5,520,000
Par value of shares					$ 0.001	$ 0.001	$ 0.001
Common stock, shares outstanding					8,126,583	6,585,333	5,520,000
Restricted common shares issued			40,000	25,333
Proceed from share issuance					$ 750,000	$ 375,000	$ 7,500
Shares issued price per share		$ 0.375	$ 0.375	$ 0.375	$ 0.75	$ 0.375	$ 0.375
Number of shares issued for cash to consultants		1,000,000
Gain (Loss) on Extinguishment of Debt					$ (266,250)
Value of restricted common shares				$ 250,000
Value of unrestricted common shares issued					$ 750,000	$ 375,000	$ 7,500
Notes Payable
Share Capital [Line Items]
Restricted common shares issued					306,250
Value of restricted common shares					$ 398,750
Trademarks | Unaffiliated Party
Share Capital [Line Items]
Restricted common shares issued	10,000
Shares issued price per share	$ 0.63
IPO
Share Capital [Line Items]
Common stock, shares issued					1,000,000
Par value of shares					$ 0.001
Proceed from share issuance					$ 750,000
Shares issued price per share					$ 0.75
Number of shares issued for cash to consultants					225,000
Value of restricted common shares					$ 242,000